Goodwill (Details) - Schedule of Goodwill	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Fair Value of the Net Tangible and Intangible Assets [Abstract]
Balance, December 31, 2022	$ 662,899
Acquisitions	9,992,492
Balance, December 31, 2023	$ 10,655,391